Shareholders' equity - Normal Course Issuer Bid (Details) - CAD ($) $ in Millions	4 Months Ended	5 Months Ended	12 Months Ended
	Mar. 30, 2025	Mar. 29, 2026	Nov. 09, 2026	Mar. 29, 2026	Nov. 21, 2025	Mar. 30, 2025	Nov. 21, 2024	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)								7,855,007
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)								7,855,007
Maximum | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase (in shares)					4,556,841		4,980,505
Fiscal 2026 NCIB | Share repurchase
Disclosure of classes of share capital [line items]
Public float authorized for repurchase (as percent)			10.00%
Average daily trading volume authorized for repurchase (as percent)			25.00%
Fiscal 2026 NCIB | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)		0
Fiscal 2026 NCIB | Maximum | Subordinate voting shares | Share repurchase
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase (in shares)			4,578,677
Number of shares authorized for repurchase daily (in shares)			58,127
Fiscal 2025 NCIB | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)	0			0
Fiscal 2024 NCIB | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)						0		3,586,124
NCIB purchase of subordinate voting shares								$ 56.9
Fiscal 2024 NCIB | Subordinate voting shares | Retained earnings
Disclosure of classes of share capital [line items]
NCIB purchase of subordinate voting shares								$ 48.8
Automatic Share Purchase Plan (“ASPP”) | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)								3,088,648
NCIB purchase of subordinate voting shares								$ 49.6